Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments [Abstract]
Information on the Groups Share in Associates and Joint Ventures individually immaterial	Aggregated financial information on the Group’s share in associates and joint ventures that are individually immaterial

in € m.	Dec 31, 2025	Dec 31, 2024
Carrying amount of all associates that are individually immaterial to the Group	924	1,028
Aggregated amount of the Group's share of profit (loss) from continuing operations	35	(4)
Aggregated amount of the Group's share of post-tax profit (loss) from discontinued operations	—	—
Aggregated amount of the Group's share of other comprehensive income	17	(1)
Aggregated amount of the Group's share of total comprehensive income	52	(5)